REVENUE CLASSES AND CONCENTRATIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
REVENUE CLASSES AND CONCENTRATIONS (Tables)
Summary of operating revenue for disaggregated revenue purposes
	Three Months Ended March 31,	Three Months Ended March 31,
	2022	2021

Revenue by product/service lines:

Retail	$1,502,204	$166,875
Distribution	493	397
Services	48,845	71,741
Total	$1,551,542	$239,013

Revenue by subsidiary:

SinglePoint (parent company)	$6,403	$7,948
Direct Solar America	-	61,241
DIGS	2,527	7,656
EnergyWyze	48,845	10,500
Box Pure Aire	1,493,767	151,668
Total	$1,551,542	$239,013

	Year Ended December 31,	Year Ended December 31,
	2021	2020

Revenue by product/service lines:

Retail	$405,970	$85,428
Distribution	15,591	138,809
Services	387,341	2,653,924
Total	$808,902	$2,878,161

Revenue by subsidiary:

Singlepoint (parent company)	$35,326	$184,561
Direct Solar America	241,042	2,653,924
DIGS	37,358	39,676
Energywyze	146,299	-
Box Pure Air	348,877	-
Total	$808,902	$2,878,161